Loans and Allowance for Loan Losses - Categories of Impaired Loans (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Categories of impaired loans
Non-Accrual	$ 25,459	$ 34,559
Performing TDRs	1,795	2,776
Total impaired loans	$ 27,254	$ 37,335